Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2020
Principal activities and organization
Schedule of percentage of legal ownership in major subsidiaries, VIEs and VIEs' subsidiaries

	Equity interest held	Place and date of incorporation
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Shanghai Shengdayuan Information Technology Co., Ltd. (“Shanghai Shengdayuan”)	100%	Shanghai, China, April 2011
JD Logistics Holding Limited (formerly known as Jingdong E-Commerce (Express) Hong Kong Co., Ltd.)	79%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
JD Property Group Corporation (formerly known as Jingdong Logistics Group Corporation)	100%	Cayman Islands, January 2012
JD Logistics, Inc. (formerly known as Jingdong Express Group Corporation)	79%	Cayman Islands, January 2012
JD.com E-Commerce (Technology) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD Property Hong Kong Co., Ltd. (formerly known as Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.)	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. (“Beijing Shangke”)	100%	Beijing, China, March 2012
JD.com E-Commerce (Investment) Hong Kong Co., Ltd.	100%	Hong Kong, China, July 2013
JD.com American Technologies Corporation	100%	Delaware, USA, August 2013
Chongqing Jingdong Haijia E-commerce Co., Ltd. (“Chongqing Haijia”)	100%	Chongqing, China, June 2014
JD.com Overseas Innovation Limited	100%	Hong Kong, China, October 2014
JD.com International (Singapore) Pte. Limited	100%	Singapore, November 2014
JD.com Investment Limited	100%	British Virgin Islands, January 2015
JD Asia Development Limited	100%	British Virgin Islands, February 2015
JD.com Asia Investment Corporation	100%	Cayman Islands, March 2015
Suqian Hanbang Investment Management Co., Ltd.	100%	Jiangsu, China, January 2016
Xi’an Jingxundi Supply Chain Technology Co., Ltd. (“Xi’an Jingxundi”)	79%	Shaanxi, China, May 2017
Xi’an Jingdong Xuncheng Logistics Co., Ltd.	79%	Shaanxi, China, June 2017
Beijing Jinghong Logistics Co., Ltd.	79%	Beijing, China, November 2017
JD Assets Holding Limited	100%	Cayman Islands, March 2018
JD Property Holding Limited (formerly known as JD Logistics Holding Limited)	100%	Cayman Islands, March 2018
Beijing Wodong Tianjun Information Technology Co., Ltd.	100%	Beijing, China, May 2018
JD Health International Inc.	67%	Cayman Islands, November 2018
JD Jiankang Limited	100%	British Virgin Islands, April 2019
Jingdong Logistics Supply Chain Co., Ltd.	79%	Jiangsu, China, June 2020
Jingdong Five Star Appliance Group Co., Ltd. (formerly known as Jiangsu Five Star Appliance Co., Ltd.) (“Jiangsu Five Star”)	100%	Jiangsu, China, December 1998
Consolidated VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)		Beijing, China, April 2007
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)		Jiangsu, China, September 2010
Jiangsu Jingdong Bangneng Investment Management Co., Ltd. (“Jingdong Bangneng”)		Jiangsu, China, August 2015
Xi’an Jingdong Xincheng Information Technology Co., Ltd. (“Xi’an Jingdong Xincheng”)		Shaanxi, China, June 2017
Consolidated VIEs’ Subsidiaries
Beijing Jingbangda Trade Co., Ltd. (“Beijing Jingbangda”)		Beijing, China, August 2012
Suqian Jingdong Mingfeng Enterprise Management Co., Ltd.		Jiangsu, China, July 2017
Suqian Jingdong Jinyi Enterprise Management Co., Ltd.		Jiangsu, China, August 2017
Suqian Jingdong Sanhong Enterprise Management Center (L.P.)		Jiangsu, China, August 2017

Schedule of consolidated financial information

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Total assets	38,749,631	65,593,705
Total liabilities	43,734,593	59,297,604

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Total net revenue s	37,561,128	59,306,001	86,054,223
Net loss	(2,646,122)	(2,268,090)	(422,044)

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net cash provided by/(used in) operating activities	(1,144,849)	953,673	9,911,601
Net cash used in investing activities	(7,596,181)	(6,450,150)	(11,052,862)
Net cash provided by financing activities	8,902,074	5,542,926	2,659,287

Net increase in cash, cash equivalents, and restricted cash	161,044	46,449	1,518,026
Cash, cash equivalents, and restricted cash at beginning of year	719,160	880,204	926,653

Cash, cash equivalents, and restricted cash at end of year	880,204	926,653	2,444,679